Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments
Cash and cash equivalents	$ 984,643	$ 471,901	$ 830,014	$ 740,481
Retail | Minimum
Financial Instruments
Fair value assumption, interest rate	0.00%	0.00%
Retail | Maximum
Financial Instruments
Fair value assumption, interest rate	7.51%	7.25%
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	$ 984,643	$ 471,901
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	1,766,308	1,414,105
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	501,461	513,647
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	215,456	4,675
Book Value
Financial Instruments
Cash and cash equivalents	984,643	471,901
Book Value | Retail
Financial Instruments
Long-term debt	1,753,250	1,453,250
Book Value | Institutional
Financial Instruments
Long-term debt	533,015	532,722
Book Value | Other
Financial Instruments
Long-term debt	$ 215,538	$ 4,749